CONSOLIDATED BALANCE SHEETS (Parenthetical)(USD ($)) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivable, allowance for doubtful accounts	$ 36	$ 0
Preferred A, B, C, D and E share, shares authorized	0	532,677
Preferred A, B, C, D and E share, shares Issued	0	327,403
Preferred A, B, C, D and E share, shares outstanding	0	327,403
Preferred A, B, C, D and E share, liquidation preference	$ 0	$ 35,852
Ordinary share, shares authorized	250,000,000	170,413,056
Ordinary share, shares Issued	11,978,554	185,688
Ordinary share, shares outstanding	11,978,554	185,688